Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summarised Financial Information of Joint Venture
Total
non-controlling
interests includes the following individually material
non-controlling
interests. Other
non-controlling
interests are individually not material.
ViiV Healthcare
GSK holds 78.3% of the ViiV Healthcare
sub-group,
giving rise to a material
non-controlling
interest. Summarised financial information in respect of the ViiV Healthcare sub-group
is as follows:

	2020	2019	2018
	£m	£m	£m
Turnover	4,848	4,816	4,665
Profit after taxation	762	2,574	560
Other comprehensive income/(expense)	33	(29)	19

Total comprehensive income	795	2,545	579

	2020	2019
	£m	£m
Non-current assets	2,564	2,660
Current assets	2,405	2,905

Total assets	4,969	5,565

Current liabilities	(2,748)	(2,742)
Non-current liabilities	(8,343)	(7,811)

Total liabilities	(11,091)	(10,553)

Net liabilities	(6,122)	(4,988)

	2020	2019	2018
	£m	£m	£m
Net cash inflow from operating activities	2,249	2,375	2,212
Net cash outflow from investing activities	(294)	(202)	(237)
Net cash outflow from financing activities	(2,483)	(1,947)	(1,982)

(Decrease)/increase in cash and bank overdrafts in the year	(528)	226	(7)

ViiV healthcare [member]
Statement [LineItems]
Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet
The following amounts attributable to the ViiV Healthcare group are included in GSK’s Financial statements:

	2020	2019	2018
	£m	£m	£m
Share of profit for the year attributable to non-controlling interest	223	482	254
Dividends paid to non-controlling interest	419	310	332
Non-controlling interest in the Consolidated balance sheet	(539)	(344)	(543)

Consumer health care joint venture [member]
Statement [LineItems]
Summarised Financial Information of Joint Venture

	2020	2019
	£m	£m
Turnover	9,837	4,240
Profit after taxation	1,219	150
Other comprehensive expenses	(266)	(721)

Total comprehensive income/(expenses)	953	(571)

	2020	2019
	£m	£m
Non-current assets	29,134	29,899
Current assets	4,918	5,713

Total assets	34,052	35,612

Current liabilities	(4,254)	(4,219)
Non-current liabilities	(3,890)	(4,027)

Total liabilities	(8,144)	(8,246)

Net assets	25,908	27,366

	2020	2019
	£m	£m
Net cash inflow from operating activities	1,419	1,014
Net cash inflow/(outflow) from investing activities	1,018	(776)
Net cash outflow from financing activities	(2,437)	(78)

Increase in cash and bank overdraft in the year/period	—	160

Schedule of Amount Attributable to Joint Venture Included in GSK's Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Balance Sheet
The following amounts attributable to the Consumer Healthcare Joint Venture are included in GSK’s Financial statements:

	2020	2019
	£m	£m
Share of profit for the year/period attributable to non-controlling interest	374	69
Dividends paid to non-controlling interest	735	—
Non-controlling interest in the Consolidated balance sheet	6,538	6,911